UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22525

Managed Portfolio Series
(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Brian Wiedmeyer, President

Managed Portfolio Series

c/o U.S. Bank Global Fund Services

777 East Wisconsin Ave., 6th Floor

Milwaukee, WI 53202
(Name and address of agent for service)

(414) 516-1712

Registrant’s telephone number, including area code

Date of fiscal year end: 04/30/2025

Date of reporting period: 10/31/2024

Item 1. Reports to Stockholders.

(a)

Nuance Mid Cap Value Fund
Institutional Class | NMVLX
Semi-Annual Shareholder Report | October 31, 2024
This semi-annual shareholder report contains important information about the Nuance Mid Cap Value Fund for the period of May 1, 2024, to October 31, 2024. You can find additional information about the Fund at https://nuanceinvestments.com/mid-cap-value-fund/. You can also request this information by contacting us at 1-855-682-6233.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$48	0.92%
KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$1,531,811,362
Number of Holdings	55
Portfolio Turnover	33%
Visit https://nuanceinvestments.com/mid-cap-value-fund/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of October 31, 2024)

Top Holdings	(%)
Dentsply Sirona, Inc.	7.0%
Estee Lauder Companies, Inc. - Class A	5.9%
Henkel AG & Co KGaA	5.8%
Qiagen NV	5.1%
Northern Trust Corp.	4.1%
Henry Schein, Inc.	4.0%
Werner Enterprises, Inc.	4.0%
United Utilities Group PLC	3.8%
Envista Holdings Corp.	3.5%
Globe Life Inc.	3.3%
Sector Breakdown (% of net assets)
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://nuanceinvestments.com/mid-cap-value-fund/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Nuance Investments, LLC documents not be householded, please contact Nuance Investments, LLC at 1-855-682-6233, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Nuance Investments, LLC or your financial intermediary.
Nuance Mid Cap Value Fund	PAGE 1	TSR-SAR-56166Y511

Nuance Mid Cap Value Fund
Investor Class | NMAVX
Semi-Annual Shareholder Report | October 31, 2024
This semi-annual shareholder report contains important information about the Nuance Mid Cap Value Fund for the period of May 1, 2024, to October 31, 2024. You can find additional information about the Fund at https://nuanceinvestments.com/mid-cap-value-fund/. You can also request this information by contacting us at 1-855-682-6233.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$60	1.18%
KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$1,531,811,362
Number of Holdings	55
Portfolio Turnover	33%
Visit https://nuanceinvestments.com/mid-cap-value-fund/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of October 31, 2024)

Top Holdings	(%)
Dentsply Sirona, Inc.	7.0%
Estee Lauder Companies, Inc. - Class A	5.9%
Henkel AG & Co KGaA	5.8%
Qiagen NV	5.1%
Northern Trust Corp.	4.1%
Henry Schein, Inc.	4.0%
Werner Enterprises, Inc.	4.0%
United Utilities Group PLC	3.8%
Envista Holdings Corp.	3.5%
Globe Life Inc.	3.3%
Sector Breakdown (% of net assets)
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://nuanceinvestments.com/mid-cap-value-fund/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Nuance Investments, LLC documents not be householded, please contact Nuance Investments, LLC at 1-855-682-6233, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Nuance Investments, LLC or your financial intermediary.
Nuance Mid Cap Value Fund	PAGE 1	TSR-SAR-56166Y495

Nuance Mid Cap Value Fund
Z Class | NMVZX
Semi-Annual Shareholder Report | October 31, 2024
This semi-annual shareholder report contains important information about the Nuance Mid Cap Value Fund for the period of May 1, 2024, to October 31, 2024. You can find additional information about the Fund at https://nuanceinvestments.com/mid-cap-value-fund/. You can also request this information by contacting us at 1-855-682-6233.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Z Class	$41	0.78%
KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$1,531,811,362
Number of Holdings	55
Portfolio Turnover	33%
Visit https://nuanceinvestments.com/mid-cap-value-fund/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of October 31, 2024)

Top Holdings	(%)
Dentsply Sirona, Inc.	7.0%
Estee Lauder Companies, Inc. - Class A	5.9%
Henkel AG & Co KGaA	5.8%
Qiagen NV	5.1%
Northern Trust Corp.	4.1%
Henry Schein, Inc.	4.0%
Werner Enterprises, Inc.	4.0%
United Utilities Group PLC	3.8%
Envista Holdings Corp.	3.5%
Globe Life Inc.	3.3%
Sector Breakdown (% of net assets)
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://nuanceinvestments.com/mid-cap-value-fund/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Nuance Investments, LLC documents not be householded, please contact Nuance Investments, LLC at 1-855-682-6233, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Nuance Investments, LLC or your financial intermediary.
Nuance Mid Cap Value Fund	PAGE 1	TSR-SAR-56167N712

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable

Item 6. Investments.

(a)	Schedule of Investments is included within the financial statements filed under Item 7 of this form.
(b)	Not applicable

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

Nuance Mid Cap Value Fund
Core Financial Statements
October 31, 2024

Nuance Mid Cap Value Fund
Schedule of Investments
October 31, 2024 (Unaudited)

	Shares	Value
COMMON STOCKS - 91.9%
Consumer Discretionary - 0.5%
Gentherm, Inc.(a)	183,309	$7,689,813
Consumer Staples - 20.3%
Calavo Growers, Inc.	708,460	18,830,867
Clorox Co.	293,286	46,500,495
Estee Lauder Companies, Inc. - Class A	1,313,354	90,542,625
Henkel AG & Co. KGaA - ADR	4,573,431	88,724,561
Kenvue, Inc.	184,435	4,229,094
Kimberly-Clark Corp.	230,043	30,867,170
McCormick & Co., Inc.	197,838	15,478,845
Mission Produce, Inc.(a)	1,281,242	15,118,656
		310,292,313
Financials - 9.1%
Globe Life, Inc.	475,157	50,176,579
Independent Bank Corp.	54,467	3,425,975
Northern Trust Corp.	617,564	62,077,533
Reinsurance Group of America, Inc.	89,585	18,909,602
TowneBank	151,387	4,923,105
		139,512,794
Health Care - 23.5%
Dentsply Sirona, Inc.	4,646,998	107,670,944
Envista Holdings Corp.(a)	2,582,284	54,150,495
Henry Schein, Inc.(a)	875,578	61,491,843
Hologic, Inc.(a)	50,126	4,053,690
Qiagen NV	1,867,447	78,619,519
Solventum Corp.(a)	641,244	46,541,489
Waters Corp.(a)	22,918	7,405,035
		359,933,015
Industrials - 18.0%
3M Co.	318,341	40,897,268
Graco Inc.	183,899	14,978,574
IDEX Corp.	63,472	13,623,630
J.B. Hunt Transport Services, Inc.	23,205	4,191,287
Knight-Swift Transportation Holdings, Inc.	529,327	27,567,350
Legrand SA - ADR	182,906	4,115,385
Lindsay Corp.	102,497	12,268,891
Marten Transport Ltd.	1,246,818	19,300,743
Mueller Water Products, Inc. - Class A	355,436	7,673,863
Northrop Grumman Corp.	36,952	18,809,307
Rockwell Automation, Inc.	15,839	4,224,420
Southwest Airlines Co.	403,287	12,332,516
Spirax Group PLC - ADR	90,452	3,850,542
Stericycle, Inc.(a)	324,435	19,943,019
Toro Co.	142,411	11,461,237
Werner Enterprises, Inc.	1,645,956	60,719,317
		275,957,349
Information Technology - 2.6%
Rogers Corp.(a)	310,331	31,119,993
TE Connectivity PLC	55,489	8,180,188
		39,300,181

	Shares	Value
Materials - 0.8%
AptarGroup, Inc.	71,106	$11,939,408
Real Estate - 1.3%
Equity Commonwealth(a)	546,303	10,811,336
Healthpeak Properties, Inc.	371,808	8,347,090
		19,158,426
Utilities - 15.8%
American Water Works Co., Inc.	55,027	7,599,779
Avista Corp.	418,529	15,686,467
California Water Service Group	670,373	34,832,581
IDACORP, Inc.	303,339	31,389,520
Pennon Group PLC - ADR	3,287,031	46,018,434
Portland General Electric Co.	341,942	16,208,051
Severn Trent PLC - ADR	115,452	3,857,251
SJW Group	514,153	28,617,756
United Utilities Group PLC - ADR	2,189,573	57,826,623
		242,036,462
TOTAL COMMON STOCKS (Cost $1,355,972,102)		1,405,819,761
PREFERRED STOCKS - 1.7%
Financials - 1.7%
Charles Schwab Corp. Series D, 5.95%, Perpetual	890,285	22,604,336
MetLife, Inc., (Call 03/15/2025 @ $25.00) Series F, 4.75%, Perpetual	186,909	4,097,045
TOTAL PREFERRED STOCKS (Cost $25,035,881)		26,701,381
CONVERTIBLE PREFERRED STOCKS - 0.2%
Materials - 0.2%
Albemarle Corp. 7.25%, 03/01/2027	82,375	3,686,281
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $3,661,019)		3,686,281
SHORT-TERM INVESTMENTS - 6.9%
Money Market Funds - 6.9%
First American Government Obligations Fund - Class X, 4.78%(b)	106,078,037	106,078,037
TOTAL SHORT-TERM INVESTMENTS (Cost $106,078,037)		106,078,037
TOTAL INVESTMENTS - 100.7% (Cost $1,490,747,039)		$1,542,285,460
Liabilities in Excess of Other Assets - (0.7)%		(10,474,098)
TOTAL NET ASSETS - 100.0%		$1,531,811,362

The accompanying notes are an integral part of these financial statements.

1

Nuance Mid Cap Value Fund
Schedule of Investments
October 31, 2024 (Unaudited)(Continued)
Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
ADR - American Depositary Receipt
AG - Aktiengesellschaft
KGaA - Kommanditgesellschaft auf Aktien
NV - Naamloze Vennootschap
PLC - Public Limited Company
SA - Sociedad Anónima
(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized effective yield as of October 31, 2024.
The accompanying notes are an integral part of these financial statements.

2

NUANCE MID CAP VALUE FUND
STATEMENT OF ASSETS AND LIABILITIES
October 31, 2024 (Unaudited)

ASSETS:
Investments, at value
Unaffiliated Investments (cost $1,490,747,039)	$1,542,285,460
Receivable for investment securities sold	36,361,439
Receivable for capital shares sold	566,589
Dividends and interest receivable	3,166,973
Prepaid expenses	56,309
Total assets	1,582,436,770
LIABILITIES:
Payable for investment securities purchased	45,685,960
Payable for capital shares redeemed	3,844,176
Payable to investment adviser	904,716
Payable for fund services fees	16,131
Payable for trustee fees	5,266
Accrued distribution & shareholder service fees	119,381
Accrued expenses	49,778
Total liabilities	50,625,408
NET ASSETS	$1,531,811,362
Net Assets Consist of:
Paid-in capital	$1,453,346,541
Total distributable earnings	78,464,821
Net Assets	$1,531,811,362

	Investor Class	Z Class	Institutional Class
Net assets	$30,507,275	$214,584,760	$1,286,719,327
Shares issued and outstanding(1)	2,324,455	16,279,627	98,250,658
Net asset value, redemption price and minimum offering price per share	$13.12	$13.18	$13.10
Maximum offering price per share ($13.12/0.95)(2)	$13.81	N/A	N/A

(1)	Unlimited shares authorized with no par value.
(2)	Reflects a maximum sales charge of 5.00%.
The accompanying notes are an integral part of these financial statements.

3

NUANCE MID CAP VALUE FUND
STATEMENT OF OPERATIONS
For the Six Months Ended October 31, 2024 (Unaudited)

INVESTMENT INCOME:
Dividend income from unaffiliated common stock	$23,004,802
Less: Foreign taxes withheld	(232,657)
Interest income	3,153,760
Total investment income	25,925,905
EXPENSES:
Investment adviser fees (See Note 4)	7,370,445
Fund services fees (See Note 4)	764,747
Postage & printing fees	64,040
Federal & state registration fees	53,470
Trustee fees	12,492
Audit fees	9,845
Other	8,832
Insurance fees	7,848
Legal fees	7,097
Distribution & shareholder service fees (See Note 5):
Investor Class	69,414
Institutional Class	598,283
Total expenses before waiver	8,966,513
Less: waiver from investment adviser (See Note 4)	(169,030)
Net expenses	8,797,483
NET INVESTMENT INCOME	17,128,422
REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
Net realized gain on unaffiliated investments	99,499,353
Net change in unrealized appreciation/depreciation on unaffiliated investments	30,487,008
Net realized and unrealized gain on investments	129,986,361
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$147,114,783

The accompanying notes are an integral part of these financial statements.

4

NUANCE MID CAP VALUE FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended October 31, 2024 (Unaudited)	Year Ended April 30, 2024
OPERATIONS:
Net investment income	$17,128,422	$50,880,099
Net realized gain on investments	99,499,353	36,223,518
Net realized loss on affiliated investments	—	(4,191,933)
Net change in unrealized appreciation/depreciation on unaffiliated investments	30,487,008	(134,973,319)
Net change in unrealized appreciation/depreciation on affiliated investments	—	110,051
Net increase (decrease) in net assets resulting from operations	147,114,783	(51,951,584)
CAPITAL SHARE TRANSACTIONS:
Investor Class:
Proceeds from shares sold	4,317,044	11,837,951
Proceeds from reinvestment of distributions	470,213	852,276
Payments for shares redeemed	(13,641,332)	(41,235,639)
Decrease in net assets resulting from Investor Class transactions	(8,854,075)	(28,545,412)
Z Class:
Proceeds from shares sold	6,006,697	68,492,144
Proceeds from reinvestment of distributions	2,820,592	3,519,081
Payments for shares redeemed	(94,235,463)	(136,979,241)
Decrease in net assets resulting from Z Class transactions	(85,408,174)	(64,968,016)
Institutional Class:
Proceeds from shares sold	117,611,888	589,789,652
Proceeds from reinvestment of distributions	25,059,924	37,734,477
Payments for shares redeemed	(1,021,547,237)	(1,175,104,511)
Decrease in net assets resulting from Institutional Class transactions	(878,875,425)	(547,580,382)
Net decrease in net assets resulting from capital share transactions	(973,137,674)	(641,093,810)
DISTRIBUTIONS TO SHAREHOLDERS:
Investor Class	(476,951)	(857,535)
Z Class	(3,607,830)	(6,019,847)
Institutional Class	(27,559,053)	(43,717,129)
Total distributions to shareholders	(31,643,834)	(50,594,511)
Total DECREASE IN NET ASSETS	(857,666,725)	(743,639,905)
NET ASSETS:
Beginning of period	2,389,478,087	3,133,117,992
End of period	$1,531,811,362	$2,389,478,087

The accompanying notes are an integral part of these financial statements.

5

Nuance Mid Cap Value Fund
FINANCIAL HIGHLIGHTS
Investor Class
For a Fund share outstanding throughout the period.

	Six Months Ended October 31, 2024 (Unaudited)	Year Ended April 30,
		2024	2023	2022	2021	2020
PER SHARE DATA:
Net asset value, beginning of period	$12.36	$12.73	$13.40	$15.36	$11.81	$12.80
INVESTMENT OPERATIONS:
Net investment income	0.13	0.25	0.19	0.13	0.07	0.12
Net realized and unrealized gain (loss) on investments	0.80	(0.44)	0.35	(0.42)	3.55	(0.30)
Total from investment operations	0.93	(0.19)	0.54	(0.29)	3.62	(0.18)
LESS DISTRIBUTIONS:
Distributions from net investment income	(0.17)	(0.18)	(0.15)	(0.08)	(0.07)	(0.14)
Distributions from net realized gains	—	—	(1.06)	(1.59)	—	(0.67)
Total distributions	(0.17)	(0.18)	(1.21)	(1.67)	(0.07)	(0.81)
Net asset value, end of period	$13.12	$12.36	$12.73	$13.40	$15.36	$11.81
Total return(1)(2)	7.63%	(1.41)%	4.51%	(2.07)%	30.77%	(2.12)%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in millions)	$30.5	$37.3	$68.3	$78.1	$117.1	$94.3
Ratio of expenses to average net assets(3):
Before expense waiver/recoupment	1.25%	1.23%	1.22%	1.22%	1.23%	1.24%
After expense waiver/recoupment	1.18%	1.18%	1.18%	1.18%	1.18%	1.18%
Ratio of net investment income to average net assets(3):
Before expense waiver/recoupment	1.39%	1.51%	1.39%	0.74%	0.48%	0.96%
After expense waiver/recoupment	1.46%	1.56%	1.43%	0.78%	0.53%	1.02%
Portfolio turnover rate(2)	33%	78%	62%	61%	76%	124%

(1)	Total return does not reflect sales charges.
(2)	Not annualized for periods less than one year.
(3)	Annualized for periods less than one year.
See Notes to Financial Statements

6

Nuance Mid Cap Value Fund
FINANCIAL HIGHLIGHTS
Z Class
For a Fund share outstanding throughout the period.

	Six Months Ended October 31, 2024 (Unaudited)	Year Ended April 30,
		2024	2023	2022	2021	2020
PER SHARE DATA:
Net asset value, beginning of period	$12.41	$12.77	$13.45	$15.42	$11.84	$12.83
INVESTMENT OPERATIONS:
Net investment income	0.16	0.25	0.24	0.17	0.12	0.18
Net realized and unrealized gain (loss) on investments	0.81	(0.39)	0.34	(0.40)	3.57	(0.32)
Total from investment operations	0.97	(0.14)	0.58	(0.23)	3.69	(0.14)
LESS DISTRIBUTIONS:
Distributions from net investment income	(0.20)	(0.22)	(0.20)	(0.15)	(0.11)	(0.18)
Distributions from net realized gains	—	—	(1.06)	(1.59)	—	(0.67)
Total distributions	(0.20)	(0.22)	(1.26)	(1.74)	(0.11)	(0.85)
Net asset value, end of period	$13.18	$12.41	$12.77	$13.45	$15.42	$11.84
Total return(1)	7.91%	(1.01)%	4.87%	(1.62)%	31.34%	(1.78)%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in millions)	$214.6	$285.7	$362.4	$395.3	$409.5	$254.2
Ratio of expenses to average net assets(2):
Before expense waiver/recoupment	0.85%	0.83%	0.82%	0.82%	0.83%	0.84%
After expense waiver/recoupment	0.78%	0.78%	0.78%	0.78%	0.78%	0.78%
Ratio of net investment income to average net assets(2):
Before expense waiver/recoupment	1.79%	1.91%	1.79%	1.15%	0.88%	1.36%
After expense waiver/recoupment	1.86%	1.96%	1.83%	1.19%	0.93%	1.42%
Portfolio turnover rate(1)	33%	78%	62%	61%	76%	124%

(1)	Not annualized for periods less than one year.
(2)	Annualized for periods less than one year.
See Notes to Financial Statements

7

Nuance Mid Cap Value Fund
FINANCIAL HIGHLIGHTS
Institutional Class
For a Fund share outstanding throughout the period.

	Six Months Ended October 31, 2024 (Unaudited)	Year Ended April 30,
		2024	2023	2022	2021	2020
PER SHARE DATA:
Net asset value, beginning of period	$12.34	$12.71	$13.39	$15.36	$11.81	$12.80
INVESTMENT OPERATIONS:
Net investment income	0.12	0.23	0.22	0.16	0.10	0.17
Net realized and unrealized gain (loss) on investments	0.84	(0.39)	0.35	(0.40)	3.55	(0.31)
Total from investment operations	0.96	(0.16)	0.57	(0.24)	3.65	(0.14)
LESS DISTRIBUTIONS:
Distributions from net investment income	(0.20)	(0.21)	(0.19)	(0.14)	(0.10)	(0.18)
Distributions from net realized gains	—	—	(1.06)	(1.59)	—	(0.67)
Total distributions	(0.20)	(0.21)	(1.25)	(1.73)	(0.10)	(0.85)
Net asset value, end of period	$13.10	$12.34	$12.71	$13.39	$15.36	$11.81
Total return(1)	7.83%	(1.15)%	4.82%	(1.71)%	31.09%	(1.85)%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in millions)	$1,286.7	$2,066.5	$2,702.4	$3,033.8	$3,284.4	$1,474.8
Ratio of expenses to average net assets(2):
Before expense waiver/recoupment	0.92%	0.90%	0.89%	0.88%	0.91%	0.92%
After expense waiver/recoupment	0.91%	0.90%	0.89%	0.88%	0.92%	0.93%
Ratio of net investment income to average net assets(2):
Before expense waiver/recoupment	1.72%	1.84%	1.72%	1.08%	0.80%	1.29%
After expense waiver/recoupment	1.73%	1.84%	1.72%	1.08%	0.79%	1.28%
Portfolio turnover rate(1)	33%	78%	62%	61%	76%	124%

(1)	Not annualized for periods less than one year.
(2)	Annualized for periods less than one year.
See Notes to Financial Statements

8

Nuance Mid Cap Value Fund
Notes to Financial Statements
October 31, 2024 (Unaudited)
1. ORGANIZATION
Managed Portfolio Series (the “Trust”) was organized as a Delaware statutory trust on January 27, 2011. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Nuance Mid Cap Value Fund (the “Fund”) is a diversified series with its own investment objectives and policies within the Trust. The investment objective of the Fund is long-term capital appreciation. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies. The Fund commenced operations on May 31, 2011. The Fund currently offers three classes, the Investor Class, the Institutional Class and the Z Class. Investor Class shares may be subject to a front-end sales charge of up to 5.00%. Investor Class shares are subject to a 0.25% of average daily net assets of distribution and servicing fee and Investor Class and Institutional Class shares are subject to a shareholder servicing fee of up to 0.15% of average daily net assets. Each class of shares has identical rights and privileges with respect to voting on matters affecting a single share class. The Fund may issue an unlimited number of shares of beneficial interest, with no par value.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).
Security Valuation – All investments in securities are recorded at their estimated fair value, as described in Note 3.
Federal Income Taxes – The Fund complies with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, necessary to qualify as a regulated investment company and distributes substantially all net taxable investment income and net realized gains to shareholders in a manner which results in no tax cost to the Fund. Therefore, no federal income or excise tax provision is required. As of and during the period ended October 31, 2024, the Fund did not have any tax positions that did not meet the “more-likely-than-not” threshold of being sustained by the applicable tax authority. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Statement of Operations. During the six months ended October 31, 2024, the Fund did not incur any interest or penalties.
Security Transactions, Income and Distributions – The Fund follows industry practice and records security transactions on the trade date. Realized gains and losses on sales of securities are calculated on the basis of identified cost. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and regulations. Discounts and premiums on securities purchased are amortized over the expected life of the respective securities using the constant yield method of calculation.
The Fund will make distributions, if any, of net investment income quarterly. The Fund will also distribute net realized capital gains, if any, annually. Distributions to shareholders are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, GAAP requires that they be reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset values per share of the Fund.
Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

9

Nuance Mid Cap Value Fund
Notes to Financial Statements
October 31, 2024 (Unaudited)(Continued)
Allocation of Income, Expenses and Gains/Losses – Income, expenses (other than those deemed attributable to a specific share class), and gains and losses of the Fund are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of the net assets of the Fund. Expenses deemed directly attributable to a class of shares are recorded by the specific class. Most Fund expenses are allocated by class based on relative net assets. 12b-1 fees are expensed at 0.25% of average daily net assets of Investor Class shares. Shareholder service fees are expensed at up to 0.15% of average daily net assets for Investor and Institutional shares. Expenses associated with a specific fund in the Trust are charged to that fund. Common Trust expenses are typically allocated evenly between the funds of the Trust, or by other equitable means.
3. SECURITIES VALUATION
The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:
Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Following is a description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis. The Fund’s investments are carried at fair value.
Equity Securities – Securities that are primarily traded on a national securities exchange are valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and ask prices. Securities traded primarily in the Nasdaq Global Market System for which market quotations are readily available are valued using the Nasdaq Official Closing Price (“NOCP”). If the NOCP is not available, such securities are valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and ask prices. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.
Short-Term Investments – Investments in other mutual funds, including money market funds are valued at their net asset value per share and are categorized in Level 1 of the fair value hierarchy. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.
The Board of Trustees (the “Board”) has adopted a pricing and valuation policy for use by the Fund and its Valuation Designee (as defined below) in calculating the Fund’s NAV. Pursuant to Rule 2a-5 under the 1940 Act, the Fund has designated Nuance Investments, LLC (the “Adviser”) as its “Valuation Designee” to perform all of the fair value determinations as well as to perform all of the responsibilities that may be performed by the Valuation Designee in accordance with Rule 2a-5. The Valuation Designee is authorized to make all necessary determinations of the fair values of portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are unreliable.

10

Nuance Mid Cap Value Fund
Notes to Financial Statements
October 31, 2024 (Unaudited)(Continued)
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Fund’s securities as of October 31, 2024:

	Level 1	Level 2	Level 3	Total
Common Stocks	$1,405,819,761	$ —	$ —	$1,405,819,761
Preferred Stocks	26,701,381	—	—	26,701,381
Convertible Preferred Stocks	3,686,281	—	—	3,686,281
Short-Term Investment	106,078,037	—	—	106,078,037
Total Investments in Securities	$1,542,285,460	$—	$—	$1,542,285,460

Refer to the Schedule of Investments for further information on the classification of investments.
4. INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES
The Trust has an agreement with Nuance Investments, LLC (the “Adviser”) to furnish investment advisory services to the Fund. Pursuant to an Investment Advisory Agreement between the Trust and the Adviser, the Adviser is entitled to receive, on a monthly basis, an annual advisory fee equal to 0.75% of the Fund’s average daily net assets.
The Fund’s Adviser has contractually agreed to waive a portion or all of its management fees and reimburse the Fund for its expenses to ensure that total annual operating expenses (excluding acquired fund fees and expenses, leverage, interest, dividend and interest expense on short sales, taxes, brokerage commissions and extraordinary expenses) for the Fund do not exceed 1.18%, 0.78% and 0.93% of average daily net assets of the Fund’s Investor Class, Z Class and Institutional Class, respectively. Fees waived and expenses reimbursed by the Adviser may be recouped by the Adviser for a period of thirty-six months following the month during which such waiver or reimbursement was made if such recoupment can be achieved without exceeding the expense limit in effect at the time the waiver and reimbursement occurred. The Operating Expense Limitation Agreement is intended to be continual in nature and cannot be terminated within a year after the effective date of the Fund’s prospectus. After that date, the agreement may be terminated at any time upon 60 days’ written notice by the Trust’s Board or the Adviser, with the consent of the Board. For the period ended October 31, 2024, the Adviser did not recoup any previously waived expenses. Waived fees and reimbursed expenses subject to potential recovery by year of expiration are as follows:

Expiration	Amount
November 2024 – April 2025	$103,855
May 2025 – April 2026	$173,502
May 2026 – April 2027	$171,439
May 2027 – October 2027	$169,030

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services, (“Fund Services” or the “Administrator”), acts as the Fund’s Administrator, Transfer Agent, and Fund Accountant. U.S. Bank N.A. (the “Custodian”) serves as the custodian to the Fund. The Custodian is an affiliate of the Administrator. The Administrator performs various administrative and accounting services for the Fund. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Fund’s custodian; coordinates the payment of the Fund’s expenses and reviews the Fund’s expense accruals. The officers of the Trust, including the Chief Compliance Officer are employees of the Administrator. As compensation for its services, the Administrator is entitled to a monthly fee at an annual rate based upon the average daily net assets of the Fund, subject to annual minimums. Fees paid by the Fund for administration and accounting, transfer agency, custody and compliance services for the period ended October 31, 2024, are disclosed in the Statement of Operations as fund services fees.
5. DISTRIBUTION & SHAREHOLDER SERVICING FEES
The Fund has adopted a Distribution Plan pursuant to Rule 12b-1 (the “Plan”) in the Investor Class only. The Plan permits the Fund to pay for distribution and related expenses at an annual rate of 0.25% of the Investor Class average daily net assets. The expenses covered by the Plan may include the cost of preparing and distributing prospectuses and other sales material, advertising and public relations expenses, payments to financial intermediaries and compensation

11

Nuance Mid Cap Value Fund
Notes to Financial Statements
October 31, 2024 (Unaudited)(Continued)
of personnel involved in selling shares of the Fund. Payments made pursuant to the Plan will represent compensation for distribution and service activities, not reimbursements for specific expenses incurred. For the period ended October 31, 2024, the Investor Class incurred expenses of $43,384 pursuant to the Plan.
The Fund has entered into a shareholder servicing agreement (the “Agreement”) where the Adviser acts as the shareholder agent, under which the Fund may pay servicing fees at an annual rate of up to 0.15% of the average daily net assets of each class. Payments, if any, to the Adviser under the Agreement may reimburse the Adviser for payments it makes to selected brokers, dealers and administrators which have entered into service agreements with the Adviser for services provided to shareholders of the Fund. Payments may also be made directly to the intermediaries providing shareholder services. The services provided by such intermediaries are primarily designed to assist shareholders of the Fund and include the furnishing of office space and equipment, telephone facilities, personnel and assistance to the Fund in servicing such shareholders. Services provided by such intermediaries also include the provision of support services to the Fund and includes establishing and maintaining shareholders’ accounts and record processing, purchase and redemption transactions, answering routine client inquiries regarding the Fund, and providing such other personal services to shareholders as the Fund may reasonably request. For the period ended October 31, 2024, the Investor and Institutional Class incurred $26,030 and $598,283, respectively, of shareholder servicing fees under the Agreement.
6. CAPITAL SHARE TRANSACTIONS
Transactions in shares of the Fund were as follows:

	Period Ended October 31, 2024	Year Ended April 30, 2024
Investor Class:
Shares sold	333,941	976,751
Shares issued to holders in reinvestment of distributions	37,836	70,542
Shares redeemed	(1,066,453)	(3,395,982)
Net decrease in Investor Class shares	(694,676)	(2,348,689)
Z Class:
Shares sold	470,290	5,631,059
Shares issued to holders in reinvestment of distributions	224,667	290,551
Shares redeemed	(7,428,295)	(11,277,591)
Net decrease in Z Class shares	(6,733,338)	(5,355,987)
Institutional Class:
Shares sold	9,248,037	49,540,910
Shares issued to holders in reinvestment of distributions	2,026,235	3,134,255
Shares redeemed	(80,515,037)	(97,875,184)
Net decrease in Institutional Class shares	(69,240,765)	(45,200,019)
Net decrease in shares outstanding	(76,668,779)	(52,904,695)

7. INVESTMENT TRANSACTIONS
The aggregate purchases and sales, excluding short-term investments, by the Fund for the year ended April 30, 2024, were as follows:

	Purchases	Sales
U.S. Government	$—	$—
Other	$601,334,695	$1,502,883,856

12

Nuance Mid Cap Value Fund
Notes to Financial Statements
October 31, 2024 (Unaudited)(Continued)
8. FEDERAL TAX INFORMATION
The aggregate gross unrealized appreciation and depreciation of securities held by the Fund and the total cost of securities for federal income tax purposes at April 30, 2024, the Fund’s most recent fiscal year end, were as follows:

Aggregate Gross Appreciation	Aggregate Gross Depreciation	Net Unrealized Depreciation	Federal Income Tax Cost
$148,968,505	$(162,363,020)	$(13,394,515)	$2,386,412,896

The difference between book-basis and tax-basis unrealized appreciation is attributable primarily to the deferral of wash sale losses. At April 30, 2024, components of distributed earnings on a tax-basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Other Accumulated Losses	Net Unrealized Depreciation	Total Accumulated Loss
$15,651,239	$ —	$(39,262,852)	$(13,394,515)	$(37,006,128)

As of April 30, 2024, the Fund’s most recent fiscal year end, the Fund had $28,805,699 in short term capital loss carryovers and $7,914,299 in long term capital loss carryovers. For the year ended April 30, 2024 the Fund utilized $42,558,684 in capital loss carryforwards. A regulated investment company may elect for any taxable year to treat any portion of any qualified late year loss as arising on the first day of the next taxable year. Qualified late year losses are certain capital, and ordinary losses which occur during the portion of the Fund’s taxable year subsequent to October 31. For the taxable year ended April 30, 2024, the Fund does not plan to defer any qualified later year losses.
The tax character of distributions paid during the period ended October 31, 2024, were as follows:

Ordinary Income*	Long-Term Capital Gains	Total
$31,643,834	$ —	$31,643,834

The tax character of distributions paid during the year ended April 30, 2024, were as follows:

Ordinary Income*	Long-Term Capital Gains	Total
$50,594,511	$ —	$50,594,511

*	For federal income tax purposes, distributions of short-term capital gains are treated as ordinary income distributions.
The Fund designated as long-term capital gain dividend, pursuant to Internal Revenue Code Section 852(b)(3), the amount necessary to reduce the earnings of the Fund related to net capital gain to zero for the tax year ended April 30, 2024.
9. CONTROL OWNERSHIP
The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of October 31, 2024, Morgan Stanley Smith Barney, LLC, and National Financial Services, LLC, for the benefit of their customers, owned 33.20% and 13.66% of the Fund, respectively.

13

Nuance Mid Cap Value Fund
Additional Information (Unaudited)
AVAILABILITY OF FUND PORTFOLIO INFORMATION
The Fund files complete schedules of portfolio holdings with the U.S. Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year on Part F of Form N-PORT. The Fund’s Part F of Form N-PORT is available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-732-0330. The Fund’s Part F of Form N-PORT may also be obtained by calling 1-855-682-6233.
AVAILABILITY OF PROXY VOTING INFORMATION
Each Fund’s actual voting record relating to portfolio securities during the most recent 12-month period ended June 30, may be obtained upon request and without charge by calling toll-free, (800) SEC-0330, on the Fund’s website at https://nuanceinvestments.com/funds/, and on the SEC’s website at http://www.sec.gov.

14

INVESTMENT ADVISER
Nuance Investments, LLC
4900 Main Street, Suite 220
Kansas City, MO 64112
DISTRIBUTOR
Quasar Distributors, LLC
3 Canal Plaza, Suite 100
Portland, ME 04101
CUSTODIAN
U.S. Bank, N.A.
1555 North Rivercenter Drive
Milwaukee, WI 53212
ADMINISTRATOR, FUND ACCOUNTANT
AND TRANSFER AGENT
U.S. Bancorp Fund Services, LLC
615 E. Michigan Street
Milwaukee, WI 53202
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Cohen & Company, Ltd.
342 North Water Street, Suite 830
Milwaukee, WI 53202
LEGAL COUNSEL
Stradley Ronon Stevens & Young, LLP
2005 Market Street, Suite 2600
Philadelphia, PA 19103
This report must be accompanied or preceded by a prospectus.
The Fund’s Statement of Additional Information contains additional information about the
Fund’s trustees and is available without charge upon request by calling 1-855-682-6233.

(b)	Financial Highlights are included within the financial statements filed under Item 7 of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

There were no changes in or disagreements with accountants during the period covered by this report.

Item 9. Proxy Disclosure for Open-End Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

See Item 7(a).

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable for semi-annual reports

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not applicable for semi-annual reports.

(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)). Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(5)	Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period. Not applicable to open-end investment companies and ETFs.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Managed Portfolio Series

By (Signature and Title) *	/s/ Brian R. Wiedmeyer
Brian R. Wiedmeyer, President

Date	01/06/2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) *	/s/ Brian R. Wiedmeyer
Brian R. Wiedmeyer, President

Date	01/06/2025

By (Signature and Title) *	/s/ Benjamin J. Eirich
Benjamin J. Eirich, Treasurer

Date	01/06/2025

* Print the name and title of each signing officer under his or her signature.